Related parties	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related parties

8	Related parties

Related-party transactions are carried out at previously agreed prices and conditions, in accordance with the Company's policy on related-party transactions. Related-party transactions mainly refer to, but are not limited to:

- Receivables: (i) receivables for sale of chemicals, petrochemicals, energy, resins and other products/services; and (ii) dividends and interest on equity receivable.

- Payables: (i) payables for acquisition of raw materials, finished products, consumer goods, services of transportation, storage, maintenance of equipment and other services; (ii) loans payable; (iii) leases; (iv) and dividends payable.

- Transactions in the fiscal year: (i) sale of chemicals, petrochemicals, lease services and other products/services; (ii) acquisition of raw materials, finished products and services; and (iii) charges related to loans and exchange variation.

	Balances at December 31, 2025				Balances at December 31, 2024
	Assets		Liabilities		Assets		Liabilities
	Current	Non-Current	Current	Non-Current	Current	Non-Current	Current	Non-Current
Associates companies, Jointly-controlled investment and Related companies
Novonor and subsidiaries and associates			28		1		73
Petrobras and subsidiaries	223	23	214		18	30	1,477
Others (i)	22	34	30	1,037	100	33	56	1,050
Total	245	57	272	1,037	119	63	1,606	1,050

	Year ended December 31, 2025
	Sales of products	Purchases of raw materials, finished goods services and utilities	General and administrative expenses	Financial Income (expenses)	Other operating income (expenses), net
Associates companies, Jointly-controlled investment and Related companies
Novonor and subsidiaries and associates	4	(56)			(1)
Petrobras and subsidiaries	150	(16,151)		(37)	28
Others (i)	478	(666)	(66)	(23)
Total	632	(16,873)	(66)	(60)	27
	0	0	0		0

	Year ended December 31, 2024
	Sales of products	Purchases of raw materials, finished goods services and utilities	General and administrative expenses	Financial Income (expenses)	Other operating income (expenses), net
Associates companies, Jointly-controlled investment and Related companies
Novonor and subsidiaries and associates		(72)
Petrobras and subsidiaries	120	(18,339)		(1)	30
Others (i)	460	(297)	(54)	(667)
Total	580	(18,708)	(54)	(668)	30

	Year ended December 31, 2023
	Sales of products	Purchases of raw materials, finished goods services and utilities	General and administrative expenses	Financial Income (expenses)	Other operating income (expenses), net
Associates companies, Jointly-controlled investment and Related companies
Novonor and subsidiaries and associates		(254)			(11)
Petrobras and subsidiaries	123	(16,185)			27
Others (i)	337	(155)	(64)	293	1
Total	460	(16,594)	(64)	293	17

(i) Borealis, Idesa Group, RPR, Santa Amélia, Santo Abelardo, Santo Artur, São Guilherme, São Galdino, São Januário, Serra das Almas, Jacobina, Bioglycols e Cetrel.

(a) New and/or renewed agreements with related companies

As provided for in Braskem’s bylaws, the Board of Directors has the exclusive power to approve any contract with related parties that exceed R$ 30 per transaction or R$ 90 collectively per year. This is valid for contracts between the Company and (i) direct or indirect subsidiaries of Braskem in whose capital an interest is held by the controlling shareholder, by any direct or indirect subsidiaries thereof or by Key Management Personnel of such entities; (ii) associates of Braskem and subsidiaries of such entities; and (iii) joint ventures in which Braskem hold interest and any subsidiaries thereof.

The related parties that have significant relationship with the Company are as follows:

Novonor and subsidiaries and associates:

- Tenenge Montagem e Manutenção Ltda. (“Tenenge”)

In February 2022, the Company entered into an electromechanical assembly service agreement to expand the production capacity of the Ethylene-Ethanol Unit located in Trunfio, Rio Grande do Sul with Tenenge starting on February 9, 2022 and concluded on July 31, 2023. The amount of the agreement was R$ 205.

Petrobras and indirect subsidiaries:

- Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”)

In March 2022, the Company entered into an agreement with Sulgás to acquire natural gas, via a local gas distribution pipeline, concluded in June 2023. The amount of the agreement was R$ 246

- Gás de Alagoas S.A. (“Algás”)

In March 2022, the Company entered into an amendment to the agreement with Algás for the supply of natural gas to Braskem units located in the state of Alagoas, via a local gas distribution pipeline, concluded in December 2024. The amount of the agreement was R$ 1 billion.

Since July 2022, Petrobras has no equity interest in Sulgás and Algás and they ceased to be a related party to Braskem.

- Petrobras Transporte S.A. (“Transpetro”)

In June 2024, the Company signed the second amendment to extend the term of the service agreement with Transpetro, for ship loading and unloading service through pipeline and product storage in tanks, with duration until June 30, 2028. The maximum amount of the agreement is estimated at R$ 970.

-Transportadora Brasileira Gasoduto Brasil-Bolívia S.A. (“TBG”)

In October 2024, Voqen entered into a firm natural gas transportation service agreement with TBG, with duration until December 2028. The maximum amount of the agreement is estimated at R$ 200.

- Refinaria Capuava (“RECAP”) and Refinaria Henrique Lage (“REVAP”)

In November 2024, the Company entered into the agreement for Braskem to purchase and Petrobras to sell light hydrocarbons from RECAP and REVAP refineries. This agreement replaces the previous one, which was terminated to include price parameter adjustment clauses, and is valid until January 2028. The maximum amount of the new agreement is estimated at R$ 3 billion.

- Petróleo Brasileiro S.A. (“Petrobras”)

In August 2025, Voqen signed an agreement with Petrobras for the purchase of natural gas under the 'firm, non-interruptible' modality, to supply Braskem's industrial units located in Rio Grande do Sul, which are Voqen's customers. The agreement is valid until December 31, 2026. The estimated amount of the agreement is R$ 324.

Non-controlling shareholders of Braskem Idesa:

- Grupo Idesa, S.A. de C.V.

- Etileno XXI, S.A. de C.V.

Loan payable to the non-controlling shareholders of Braskem Idesa, with contractual interest rate of 7% p.a. These resources were used by Braskem Idesa to finance the construction of its operational assets. In October 2024, the non-controlling shareholders capitalized the principal amount of these loans, leaving only the interest accrued up to the capitalization date outstanding, with an expected payment by March 31, 2032.

(d) Key management personnel compensation

The expenses related to the remuneration of key management personnel, including the Board of Directors, the Chief Executive Officer and vice-presidents, recorded in the profit or loss for the year, were as follows:

	2025	2024	2023
Statement of profit or loss transactions
Remuneration
Wages and recurring benefits	68	62	63
Short-term variable compensation	27	43	1
Long term incentive plan	7	31	10
Total	102	136	74

Compensation of the Company’s key management personnel includes salaries, short and long-term incentives, non-cash benefits and contributions to a post-employment defined benefit plan (see Note 24.2).